CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 09, 2020	Aug. 31, 2020	Aug. 20, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED BALANCE SHEETS
Preferred stock par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000			50,000,000
Preferred stock, shares, issued	0	0				0
Preferred Stock, shares, outstanding	0	0				0
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000		366,366	500,000,000
Common stock, shares, issued	252,660,102	226,756,733				160,500,702
Common stock, shares, outstanding	252,436,919	224,626,597				154,913,934